Consolidated Statements of Income		12 Months Ended
		Jun. 30, 2024 HKD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 HKD ($) $ / shares shares	Jun. 30, 2022 HKD ($) $ / shares shares
Revenues
Revenues		$ 49,450,434	$ 6,333,060	$ 44,684,149	$ 54,619,541
Cost of revenues
Cost of revenues		42,120,168	5,394,281	37,295,682	40,685,688
Gross profit		7,330,266	938,779	7,388,467	13,933,853
Operating expenses
General and administrative expenses		4,480,135	573,766	4,244,637	4,468,484
Total operating expenses		4,480,135	573,766	4,244,637	4,468,484
Income from operations		2,850,131	365,013	3,143,830	9,465,369
Other income (expenses)
Interest expense		(10,367)	(1,328)	(34,551)	(1,550)
Other income		52,807	6,763	23,403	39,974
Total other income (expenses), net		42,440	5,435	(11,148)	38,424
Income before income tax		2,892,571	370,448	3,132,682	9,503,793
Income tax expense		297,067	38,045	467,592	1,342,379
Net income		$ 2,595,504	$ 332,403	$ 2,665,090	$ 8,161,414
Weighted average number of ordinary shares
Basic (in Shares)	[1]	16,000,000	16,000,000	16,000,000	16,000,000
Diluted (in Shares)	[1]	16,000,000	16,000,000	16,000,000	16,000,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.162	$ 0.021	$ 0.167	$ 0.51
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.162	$ 0.021	$ 0.167	$ 0.51
Third parties
Cost of revenues
Cost of revenues		$ 40,980,168	$ 5,248,283	$ 36,097,137	$ 37,694,232
Related parties
Cost of revenues
Cost of revenues		1,140,000	145,998	1,198,545	2,991,456
Cloud services and data centre managed services
Revenues
Revenues		41,404,258	5,302,596	23,587,472	47,611,864
Cloud services and data centre managed services | Third parties
Revenues
Revenues		39,604,258	5,072,072	15,112,472	35,636,864
Cloud services and data centre managed services | Related parties
Revenues
Revenues		1,800,000	230,524	8,475,000	11,975,000
Telecommunication, consultancy and related services
Revenues
Revenues		8,046,176	1,030,464	21,096,677	7,007,677
Telecommunication, consultancy and related services | Third parties
Revenues
Revenues		8,046,176	1,030,464	21,096,677	4,507,677
Telecommunication, consultancy and related services | Related parties
Revenues
Revenues					$ 2,500,000

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on October 18, 2022.